SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use right, net and Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Software | Minimum
INTANGIBLE ASSETS, NET
Estimated useful lives, intangible asset	3 years
Software | Maximum
INTANGIBLE ASSETS, NET
Estimated useful lives, intangible asset	10 years
Medical license
INTANGIBLE ASSETS, NET
Estimated useful lives, intangible asset	15 years
Customer relationship
INTANGIBLE ASSETS, NET
Estimated useful lives, intangible asset	6 years 4 months